Note 11 - Related party balances and transactions: Summary of related party balance (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Summary of related party balance

Account Receivable – related parties

Name of Related Party	As of December 31, 2025	As of December 31, 2024
FDT (Qingdao) Intellectual Technology Co., Ltd	$-	$30,092
Tungray (Kunshan) Industrial Automation Co., Ltd	-	210,811
Tungray (Kunshan) Robot Intelligent Technology Co., Ltd	53,697	51,444
Kunshan Tungray Intelligent Technology Co., Ltd.	28,510	35,209
Qingdao Tungray Technology Development Co., Ltd.	276
Total	$82,483	$327,556

Account payable, related parties

Name of Related Party	As of December 31, 2025	As of December 31, 2024
FDT (Qingdao) Intellectual Technology Co., Ltd.	$10,269	$13,700
Qingdao Tungray Technology Development Co., Ltd.	-	8,841
Shanghai Tongrui Industrial Automation Equipment Co., Ltd	32,890	31,510
Tungray (Kunshan) Industrial Automation Co., Ltd	167,087	-
Kunshan Tungray Intelligent Technology Co., Ltd.	-	6,346
Hefei CAS Dihuge Automation Co., Ltd.	20,448	19,591
Total	$230,694	$79,988

Other receivables – related parties

Other receivables – related parties are those nontrade receivables arising from transactions between the Company and certain related parties, such as advances made by the Company on behalf of related parties, and advance to related parties. These balances are unsecured and non-interest bearing. Current receivables are due on demand.

	As of December 31, 2025	As of December 31, 2024
Qingdao Tungray Biology Technology Co., Ltd.	$68,223	$44,377
Tungray (Kunshan) Industrial Automation Co., Ltd	418,446	-
Shanghai Tongrui Investment Management Co., Ltd.	42,899	-
FDT (Qingdao) Intellectual Technology Co., Ltd	616,472	227,242
Du Liling	50,311	48,828
Total	$1,196,351	$320,447

Other payable– related parties

Other payables – related parties are those nontrade payables arising from transactions between the Company and certain related parties, such as advances made by the related party on behalf of the Company, dividend payables and related accrued interest payable on the advances. These balances are unsecured and non-interest bearing. Current payables are due on demand.

Name of Related Party	As of December 31, 2025	As of December 31, 2024
FDT (Qingdao) Intellectual Technology Co., Ltd	$-	$39,323
Qingdao Tungray Technology Development Co., Ltd.	81,865	18,438
Jingan Tang	708,050	280,692
Kunshan Tungray Intelligent Technology Co., Ltd.	1,972	-
Total	$791,887	$338,453

Prepayment-related parties

Name of Related Party	As of December 31, 2025	As of December 31, 2024
Shanghai Tongrui Investment Management Co., Ltd.	$36,364	$20,254
FDT (Qingdao) Intellectual Technology Co., Ltd	1,546,641	776,878
Tungray (Kunshan) Robot Intelligent Technology Co., Ltd	14,912	14,286
Qingdao Tungray Technology Development Co., Ltd.	-	53,497
Tungray (Kunshan) Industrial Automation Co., Ltd.	1,406,858	3,003,903
Provision of doubtful accounts	-	(53,497)
Total	$3,004,775	$3,815,321

Movements of provision of doubtful accounts of prepayments-related parties are as follows:

	For the Years Ended December 31	For the Years Ended December 31	For the Years Ended December 31
	2025	2024	2023
Beginning balance	$53,497	$-	$-
Addition	-	54,267	-
Write off	(55,839)	-	-
Exchange rate effect	2,342	(770)	-
Ending balance	$-	$53,497	$-

Operating lease liabilities- related parties

The Company entered into three lease agreements as a lessee under which it leased three operation buildings for 5-7 years from two related parties. The Company accounts for the leases in accordance with ASC 842. The Company’s underlying building properties were classified as operating leases, and the related lease liabilities were recorded under operating lease liabilities – related parties (see Note 15).

Name of Related Party	As of December 31, 2025	As of December 31, 2024

Tungray (Qingdao) Technology Development Co., Ltd	$76,159	$201,296
Jingan Tang	80,845	158,007
Total	157,004	359,303
Current portion of operating lease liabilities - related parties	(118,107)	(168,551)
Noncurrent portion of operating lease liabilities - related parties	$38,897	$190,752